Related Party Agreements and Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Agreements and Transactions

Note 14: Related Party Agreements and Transactions

Separation-Related Agreements with Lilly

          As described in Note 1, in connection with the Separation Lilly transferred to us substantially all of its animal health businesses in exchange for approximately $4.2 billion. This is reflected as consideration to Lilly in our statement of equity. In addition, we entered into a master separation agreement and a transitional services agreement with Lilly.

Master Separation Agreement (MSA)

          As stated in Note 1, Lilly transferred to us at the time of Separation, through a series of transactions, the businesses that will continue as part of Elanco. For a certain portion of our operations, the legal transfer of our net assets did not occur prior to the Separation due to certain regulatory requirements in each of these countries. Under the MSA entered into with Lilly, we are responsible for the business activities conducted by Lilly on our behalf and are subject to the risks and entitled to the benefits generated by these operations and assets. As a result, the related assets and liabilities and results of operations have been reported in our unaudited condensed consolidated and combined financial statements. The total net assets associated with these jurisdictions are $84.5 million and the annual profits are insignificant. Upon Separation, we retained $275.0 million, which is reflected as restricted cash, that will be used to fund the purchase of these operations from Lilly at the time of the local country closing and have an offsetting payable to Lilly. If the amount of local purchases is less than $275.0 million, we are required to repay the remaining amount to Lilly.

          In addition, based on the MSA, we are required to distribute to Lilly any amount of cash in excess of $300.0 million held at September 30, 2018. As a result, we have reflected an additional $359.9 million of restricted cash on our balance sheet with an offsetting payable to Lilly at September 30, 2018.

Transitional Services Agreement (TSA)

          Historically, Lilly has provided us significant shared services and resources related to corporate functions such as executive oversight, treasury, legal, finance, human resources, tax, internal audit, financial reporting, information technology and investor relations, which we refer to collectively as the "Lilly Services." Under the terms of the TSA, we will be able to use Lilly Services for a fixed term established on a service-by-service basis. We will pay Lilly mutually agreed-upon fees for the Lilly Services provided under the TSA, which will be based on Lilly's cost (including third-party costs) of providing the Lilly Services through March 31, 2021, and subject to a mark-up of 7% thereafter, with additional inflation-based escalation beginning January 1, 2020. The fees under the TSA become payable for all periods beginning after October 1, 2018.

          We also entered into a TMA, an employee matters agreement, a toll manufacturing and supply agreement and a registration rights agreement with Lilly in connection with the Separation.

Transactions with Lilly Prior to Separation

          We did not historically operate as a standalone business and had various relationships with Lilly whereby Lilly provided services to us.

Transfers to/from Lilly, net

          As discussed in the basis of presentation, net parent company investment is primarily impacted by contributions from Lilly which are the result of treasury activity and net funding provided by or distributed to Lilly. For the nine months ended September 30, 2018 and 2017, respectively, the net transfers (to)/from Lilly were $(226.3) million and $862.7 million, respectively. The most significant activity impacting the 2017 transfer was the financing by Lilly of our acquisition in the amount of $882.1 million for Boehringer Ingelheim Vetmedica, Inc.'s United States feline, canine, and rabies vaccine portfolio and other related assets in 2017. Other activities that impacted the net transfers (to)/from Lilly include corporate overhead and other allocations, income taxes, retirement benefits, and centralized cash management.

Corporate Overhead and Other Allocations

          Lilly provides us certain services, including executive oversight, treasury, legal, finance, human resources, tax, internal audit, financial reporting, information technology and investor relations. We provide Lilly certain services related to manufacturing support. Our financial statements reflect an allocation of these costs. When specific identification is not practicable, the remainder have been allocated primarily on a proportional cost method on a basis of revenue or headcount.

          The allocations of services from Lilly to us were reflected as follows in the unaudited condensed consolidated and combined statements of operations:

	Nine Months Ended September 30,

	2018	2017

Cost of sales	$21.8	$23.0
Research and development	2.2	2.1
Marketing, selling and administrative	81.2	82.7

Total	$105.2	$107.8

          We provide Lilly certain services related to manufacturing support. Allocations of manufacturing support from us to Lilly of $3.7 million and $4.5 million for the nine months ended September 30, 2018 and 2017, respectively, reduced the cost of sales in the unaudited condensed consolidated and combined statements of operations.

          The financial information herein may not necessarily reflect our consolidated financial position, results of operations and cash flows in the future or what they would have been if we had been a separate, standalone entity during the periods presented. Management believes that the methods used to allocate expenses are reasonable.

Stock-based Compensation

          Our employees participate in Lilly stock-based compensation plans, the costs of which have been allocated to us and recorded in cost of sales, research and development, and marketing, selling and administrative expenses in the unaudited condensed consolidated and combined statements of operations. The costs of such plans related to our employees were $20.2 million and $18.7 million for the nine months ended September 30, 2018 and 2017, respectively.

Retirement Benefits

          Our employees participate in defined benefit pension and other post retirement plans sponsored by Lilly, the costs and benefits of which have been recorded in the unaudited condensed consolidated and combined statement of operations in cost of sales, research and development, and marketing, selling and administrative expenses. For the nine months ended September 30, 2018, the benefit of such plans related to our employees was $0.3 million, and for the nine months ended September 30, 2017 the costs of such plans related to our employees were $5.1 million.

Centralized Cash Management

          Lilly uses a centralized approach to cash management and financing of operations. Until Separation, the majority of our business was party to Lilly's cash pooling arrangements to maximize Lilly's availability of cash for general operating and investing purposes. Under these cash pooling arrangements, cash balances were swept regularly from our accounts. Cash transfers to and from Lilly's cash concentration accounts and the resulting balances at the end of each reporting period were reflected in net parent company investment in the condensed consolidated and combined balance sheets.

Debt

          Lilly's third-party debt and the related interest expense have not been allocated to us for any of the periods presented as we were not the legal obligor of the debt and Lilly borrowings were not directly attributable to our business.

Commercial Operations

          We sell certain products to and receives certain goods and services from a customer/vendor, whose chairman and Chief Executive Officer is a member of Lilly's Board of Directors. These product sales resulted in revenue of $16.4 million and $17.8 million for the nine months ended September 30, 2018 and 2017, respectively. The product sales resulted in accounts receivable of $1.9 million and $2.0 million at September 30, 2018 and December 31, 2017, respectively. The purchase of goods and services resulted in cost of sales and operating expenses of $3.3 million and $5.3 million September 30, 2018 and 2017, respectively. The purchase of goods and services resulted in accounts payable of $0.4 million and $0.3 million at September 30, 2018 and December 31, 2017, respectively.

Note 16: Related Party Transactions

          The Company has not historically operated as a standalone business and has various relationships with Lilly whereby Lilly provides services to the Company.

Transfers to/from Lilly, net

          As discussed in the basis of preparation, net parent company investment is primarily impacted by contributions from Lilly which are the result of treasury activity and net funding provided by or distributed to Lilly. For the years ended December 31, 2017, 2016, and 2015, the net transfers (to)/from Lilly were $873.3 million, ($129.2) million and $5,366.6 million, respectively. The most significant activity impacting these transfers was the financing by Lilly of Elanco's acquisitions in the amount of $882.1 million for BIVIVP in 2017, $45.0 million for Galliprant in 2016, and $5,283.1 million for Novartis AH business in 2015. Other activities that impacted the net transfers to/from Lilly, but to a lesser extent, include corporate overhead and other allocations, income taxes, retirement benefits and centralized cash management.

Corporate Overhead and Other Allocations

          The financial information in these combined financial statements does not necessarily include all the expenses that would have been incurred had the Company been a separate, standalone entity. Lilly provides the Company certain services, including executive oversight, treasury, legal, finance, human resources, tax, internal audit, financial reporting, information technology and investor relations. The Company provides Lilly certain services related to manufacturing support. Our combined financial statements reflect an allocation of these costs. When specific identification is not practicable, a proportional cost method is used, primarily based on sales, and headcount.

          The allocations of services from Lilly to the Company were reflected as follows in the combined statements of operations:

	2017	2016	2015

Cost of sales	$31.8	$32.5	$25.9
Research and development	2.8	2.3	6.3
Marketing, selling and administrative	117.1	110.5	123.8

Total	$151.7	$145.3	$156.0

          The Company provides Lilly certain services related to manufacturing support. Allocations of manufacturing support from the Company to Lilly of $6.2 million, $5.5 million and $6.3 million for the years ended December 31, 2017, 2016 and 2015, respectively, reduced cost of sales in the combined statements of operations.

          The financial information herein may not necessarily reflect the combined financial position, results of operations and cash flows of the Company in the future or what they would have been had the Company been a separate, standalone entity during the periods presented. Management believes that the methods used to allocate expenses to the Company are reasonable.

Stock-based Compensation

          As discussed in Note 10, the Company's employees participate in Lilly stock-based compensation plans, the costs of which have been allocated to the Company and recorded in cost of sales, research and development, and marketing, selling and administrative expenses in the combined statements of operations. Stock-based compensation costs related to the Company's employees were $25.0 million, $20.4 million and $13.4 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Retirement Benefits

          As discussed in Note 12, the Company's employees participate in defined benefit pension and other postretirement plans sponsored by Lilly, the costs of which have been recorded in the combined statement of operations in cost of sales, research and development, and marketing, selling and administrative expenses and for 2017 in asset impairment, restructuring, and other special charges for the portion related to curtailment and special termination benefits. The costs of such plans related to the Company's employees were $73.7 million, $11.3 million and $26.2 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Centralized Cash Management

          Lilly uses a centralized approach to cash management and financing of operations. The majority of the Company's business is party to Lilly's cash pooling arrangements to maximize Lilly's availability of cash for general operating and investing purposes. Under these cash pooling arrangements, cash balances are swept regularly from the Company's accounts. Cash transfers to and from Lilly's cash concentration accounts and the resulting balances at the end of each reporting period are reflected in net parent company investment in the combined balance sheets.

Debt

          Lilly's third-party debt and the related interest expense have not been allocated to the Company for any of the periods presented as the Company was not the legal obligor of the debt and Lilly borrowings were not directly attributable to the Company's businesses.

Commercial Operations

          The Company sells certain products to and receives certain goods and services from a customer/vendor, whose chairman and Chief Executive Officer is a member of Lilly's Board of Directors. These product sales resulted in revenue of $24.8 million, $14.3 million and $16.5 million for the years ended December 31, 2017, 2016 and 2015, respectively. These product sales resulted in accounts receivable of $2.0 million and $0.8 million at December 31, 2017 and 2016, respectively. The purchase of goods and services resulted in cost of sales and operating expenses of $5.9 million, $7.1 million and $3.6 million for the years ended December 31, 2017, 2016 and 2015, respectively. The purchase of goods and services resulted in accounts payable of $0.3 million and $0.4 million at December 31, 2017 and 2016, respectively.